PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Employees and Key Management Personnel Narrative (Details) - employee employee in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits [Abstract]
Number of employees	191	209	197